INCOME TAXES - Components of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total deferred tax liabilities	$ (4,980)
New Dragonfly
Leases	14,000	$ (15,000)
Stock based compensation	35,000	19,000
Allowance for bad debt	59,000	0
Fixed assets and intangibles	(606,000)	(345,000)
Inventory (Sec. 263A)	45,000	10,000
Total deferred tax liabilities	$ (453,000)	$ (331,000)